LEASES (Schedule of Supplemental Information Related to Operating Leases) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
New operating lease assets obtained in exchange for operating lease liabilities	$ 1,469